SHAREHOLDERS EQUITY (Details) - shares	12 Months Ended
	Dec. 31, 2021	Apr. 07, 2020
Number of shares selling	117,875,323
Total [Member]
Number of shares selling	117,000,000
Number of shares selling percentage	100.00%
FLYDRAGON INTERNATIONAL LIMITED [Member]
Number of shares selling	39,943,800	3,466,000
Number of shares selling percentage	34.14%
Chinaone Technology Limited [Member]
Number of shares selling	19,211,400	1,667,000
Number of shares selling percentage	16.42%
Boao Biotech Limited [Member]
Number of shares selling	24,967,800	2,167,000
Number of shares selling percentage	21.34%
Focus Draw Group Limited [Member]
Number of shares selling	13,829,400	1,200,000
Number of shares selling percentage	11.82%
Focusone Technology Group Limited [Member]
Number of shares selling	11,524,500	1,000,000
Number of shares selling percentage	9.85%
Dragoncloud Technology Limited [Member]
Number of shares selling	5,768,100	500,000
Number of shares selling percentage	4.93%
Cheung Ho Shun [Member]
Number of shares selling	1,755,000
Number of shares selling percentage	1.50%